Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information
1. Basis of Presentation and General Information
The accompanying consolidated financial statements include the accounts of StealthGas Inc. and its wholly owned subsidiaries (collectively, the “Company”) which, as of December 31, 2021 owned a fleet of thirty seven liquefied petroleum gas (LPG) carriers providing worldwide marine transportation services under long, medium or short-term charters. StealthGas Inc. was formed under the laws of Marshall Islands on December 22, 2004.
The Company’s vessels are managed by Stealth Maritime Corporation S.A. (the “Manager”), a company controlled by members of the family of the Company’s Chief Executive Officer. The Manager, a related party, was incorporated in Liberia and registered in Greece on May 17, 1999 under the provisions of law 89/1967, 378/1968 and article 25 of law 27/75 as amended by article 4 of law 2234/94. (See Note 3).
During 2019, 2020 and 2021, the following charterers accounted for 10% or more of the Company’s revenues.

	Year ended December 31,
Charterer	2019	2020	2021
A	12%	15%	—
B	10%	—	—
C	10%	10%	—
On December 3, 2021, the Company completed the
spin-off
(the
“Spin-off”)
of its three medium range (M.R.) type product carriers and one Aframax tanker to Imperial Petroleum Inc. (“Imperial”) which was formed by the Company in May 2021. Shareholders of the Company received one Imperial common share and one Imperial Series A preferred share for every eight shares and forty-eight shares, respectively, of the Company they owned as of November 23, 2021. Common shares and Series A preferred shares of Imperial commenced trading on December 6, 2021 on the Nasdaq Capital Market under the symbols “IMPP” and “IMPPP”, respectively. Imperial is a provider of international seaborne transportation services to oil producers, refineries and commodities traders, owning and operating the tanker vessels previously owned and operated by StealthGas Inc., and is now a separate publicly traded company. StealthGas Inc. continues to operate in the LPG shipping market and remains a publicly traded company.
The assets and liabilities of Imperial on December 3, 2021, were as follows:

December 3, 2021
Cash, including restricted cash	4,704,521
Trade and other receivables	2,488,560
Inventories	270,489
Advances and prepayments	244,725
Vessels, net (after impairment of $40,185,873)	80,500,000
Trade accounts payable	(1,618,146)
Accrued and other liabilities	(312,642)
Deferred income	(943,404)
Customer deposits	(368,000)
Debt	(27,804,000)

Net assets of Imperial distributed to stockholders	57,162,103
Coronavirus Outbreak:
 On March 11, 2020, the World Health Organization declared the 2019
Novel
Coronavirus (the “2019-nCoV”) outbreak a pandemic. In response to the outbreak, many countries, ports and organizations, including those where the Company conducts a large part of its operations, have implemented measures to combat the outbreak, such as quarantines and travel restrictions, which may continue to cause trade disruptions and volatility in the commodity markets. The Company has experienced and may continue to experience lower LPG rates, as a result of the reduction of the global demand for LPG cargoes and additional costs to effect crew changes. Although to date there has not been any significant effect on the Company’s operating activities due to 2019-nCoV other than the decrease in market rates, and increased crew cost, the extent to which a new wave of the 2019-nCoV will impact the Company’s results of operations and financial condition will depend on future developments, which are uncertain and cannot be predicted, including among others, new information which may emerge concerning the severity of the virus and the effectiveness of the actions taken to contain or treat its impact or any resurgence or mutation of the virus, the availability and effectiveness of vaccines and their global deployment. Accordingly, an estimate of the future impact cannot be made at this time.